Long-Term Debt and Capital Leases 10-K (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended
	Jun. 05, 2012	Jun. 05, 2012	Jun. 01, 2010	Dec. 04, 2012	May 31, 2011	Jun. 05, 2012 Maximum [Member]	Jun. 05, 2012 Minimum [Member]	Jun. 05, 2012 Senior Notes [Member]	May 14, 2012 Senior Notes [Member]	Jun. 05, 2012 Revolving Credit Facility [Member]	May 31, 2011 Revolving Credit Facility [Member]	Dec. 04, 2012 Revolving Credit Facility [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Maximum [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Minimum [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Letter of Credit [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Franchise Facility Subcommitment [Member]	May 31, 2011 Series B senior notes due April 2013 [Member]	Jun. 05, 2012 Series B senior notes due April 2013 [Member]	Dec. 04, 2012 Mortgage Loan Obligations [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member]	May 31, 2011 Mortgage Loan Obligations [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member] Maximum [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member] Minimum [Member]	Dec. 04, 2012 Capital Lease Obligations [Member]	Jun. 05, 2012 Capital Lease Obligations [Member]	May 31, 2011 Capital Lease Obligations [Member]	May 31, 2011 Prior Credit Facility [Member]	May 31, 2011 Prior Credit Facility [Member] Letter of Credit [Member]
Debt Instrument [Line Items]
Senior unsecured notes	$ 250,000,000	$ 250,000,000		$ 238,500,000
Unamortized discount	(3,646,000)	(3,646,000)		(3,296,000)					(3,700,000)
Senior unsecured notes less unamortized discount	246,354,000	246,354,000		235,204,000
Long-term debt	326,663,000	326,663,000		308,697,000	344,274,000					0	177,000,000						44,442,000	0	73,305,000	80,076,000	122,546,000			188,000	233,000	286,000
Current maturities of long-term debt, including capital leases	12,454,000	12,454,000		9,988,000	15,090,000
Long-term debt and capital leases, less current maturities	314,209,000	314,209,000		298,709,000	329,184,000
Estimated annual maturities of long-term debt and capital lease obligations [Abstract]
2013	12,454,000	12,454,000
2014	8,743,000	8,743,000
2015	8,084,000	8,084,000
2016	10,894,000	10,894,000
2017	15,714,000	15,714,000
Subsequent years	270,774,000	270,774,000
Total maturities of long-term debt and capital lease obligations	326,663,000	326,663,000		308,697,000	344,274,000					0	177,000,000						44,442,000	0	73,305,000	80,076,000	122,546,000			188,000	233,000	286,000
Aggregate principal amount									250,000,000								150,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)									7.625%								7.17%
Senior note amortization term								8 years	8 years
Maturity date of long-term debt								May 15, 2020														Nov. 30, 2022	Jul. 31, 2012
Redemption price percentage on principal amount after 5/15/2016 (in hundredths)								100.00%
Percentage of senior notes redeem from equity offering prior to 5/15/2016 (in hundredths)								35.00%
Number of days in which registration statement filed per Senior note agreement								270 days
Number of days within in which exchange offer consummate								405 days
Debt instrument interest rate increase (in hundredths)	0.0025							0.0025
Increase in interest rate for each subsequent 90 day period (in hundredths)								0.25%
Subsequent period used in interest calculation								90 days
Additional interest rate maximum (in hundredths)								1.00%
Revolving credit agreement											5 years
Revolving credit facility, borrowing capacity											320,000,000
Option to Increase Revolving Credit Facility Capacity											50,000,000
Maximum borrowing capacity including option to increase line of credit borrowing capacity											370,000,000
Revolving commitments after second amendment										200,000,000
Write off of unamortized Debt Issuance Cost										1,300,000
Credit facility subcommitment agreement															40,000,000	50,000,000
Revolving credit facility borrowing rate										the higher of Bank of America's prime rate, the Federal Funds Rate plus 0.5%, or an adjusted LIBO Rate plus 1.00%, plus an applicable margin ranging from 0.25% to 1.50%. The applicable margin for our Eurodollar Borrowings ranges from 1.25% to 2.50%
Commitment fee on unused revolving commitment (in hundredths)						0.45%	0.30%						0.45%	0.30%
Number of shares of common stock issued in public offering (in shares)			11,500,000
Common stock issued, price per share (in dollars per share)			$ 6.75
Proceeds from issuance of stock, net of fees			73,125,000
Line of credit facility, outstanding amount										0	177,000,000	0								80,100,000								20,000,000
Floating rate of interest (in hundredths)											2.27%
Line of credit facility, remaining borrowing capacity										190,700,000		189,800,000
Line Of Credit Facility leverage ratio Description										The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.	The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.
Amount borrowed under Credit Facility to repay borrowings outstanding under Prior Credit Facility																											203,200,000
Issuance of notes payable									250,000,000								150,000,000
Interest rate of long-term debt (in hundredths)									7.625%								7.17%
Proceeds from Issuance of Private Placement of notes																	44,400,000
Range of loan balances, maximum																				8,300,000
Interest rates of loans, minimum (in hundredths)																			3.91%	3.93%
Interest rates of loans, maximum (in hundredths)																			11.28%	11.28%
Capitalized interest expense		$ 100,000